Transactions with related parties (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 22.9	$ 29.6	$ 25.0
Post-employment benefits	2.1	2.8	2.5
Equity-based compensation	67.2	47.4	42.5
Total	92.2	79.8	70.0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	18.0	25.0	20.3
Post-employment benefits	2.1	2.8	2.5
Equity-based compensation	62.2	42.6	37.3
Total	82.3	70.4	60.1
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.9	4.6	4.7
Equity-based compensation	5.0	4.8	5.2
Total	$ 9.9	$ 9.4	$ 9.9